Business Combinations - Acquisition of Canom Narrative (Details) - Cancom Ltd. € in Millions	Jul. 29, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Payment obligations cancelled	€ 122
Loss of acquiree since acquisition date	€ 4